Share-based Payment - Summary of Share-based Payments in Administrative Expenses (Details) - MXN ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	$ 396,054	[1]	$ 302,438	[1]	$ 384,566	[2]	$ 303,789	[2]	$ 142,123	[2]
Share options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	375,280		178,157
Exit options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	$ 20,774		$ 124,281		$ 140,214		$ 151,676		$ 117,231

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
[2]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.